Key Management Personnel Compensation (Details) - AUD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Key management personnel compensation [abstract]
Short-term employee benefits	$ 1,549,861	$ 2,046,496	$ 1,522,777
Post-employment benefits	48,947	41,062	44,389
Long-term benefits	20,528	23,016	(1,061)
Share-based payments		20,443	608,179
Total	$ 1,619,336	$ 2,131,017	$ 2,174,284